Zazove Convertible Securities Fund, Inc.
Schedule of Investments
March 31, 2010
(UNAUDITED)



                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENT SECURITIES - 109%

CONVERTIBLE PREFERRED STOCK - 17%
UNITED STATES - 17%

Affiliated Managers Group,Inc. 5.150%        48,410     1,736,709
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,625,929
Carriage Services Capital Trust 7.000%       59,500     1,844,500
   Due 06-01-29
Dune Energy, Inc. 10.000%                       108         2,700
Dune Energy, Inc. 10.000% (144A)(b)             336         8,400
Energy XXI (Bermuda) Ltd. 7.250%             10,000     1,730,100
Fifth Third Bancorp 8.500%                    4,200       596,400
Healthsouth Corporation 6.500%                1,000       868,120
Newell Financial Trust 1 5.250%               2,048        78,582
   Due 12-01-27
Quadramed Corporation 5.500%                113,000     1,695,000
Six Flags, Inc. 7.250%                       90,300        40,635
   Due 08-15-09 (a)

Total Convertible Preferred Stock (cost- $12,407,968)  10,227,075


CONVERTIBLE BONDS - 70%

Canada - 3%
Goldcorp, Inc. (144A)                       370,000       412,328
   2.000% Due 08-01-14 (b)
Sino-Forest Corporation (144A)
   4.250% Due 12-15-16 (b)                  890,000     1,014,600

Total Canada                                            1,426,928


INDIA - 3%
Sterlite Industries, Ltd.                  1,655,000    1,754,300
   4.000% Due 10-30-14


MEXICO - 1%
Cemex S.A. (144A)                            610,000      629,215
   4.875% Due 03-15-15(b)


MAURITIUS - 0%
APP Finance VI Mauritius                  12,903,000       22,580
   0.000% Due 11-18-12 (a)(c)

UNITED KINGDOM - 0%
SkyePharma PLC (Reg S)                       700,000      239,132
   6.000% Due 05-04-24


UNITED STATES - 63%
3M Company 0.000% Due 11-21-32(c)(d)       1,073,000      977,100
Alliance Data Systems 1.750%                 310,000      316,587
   Due 08-01-13
Amgen,Inc. 0.000%                          1,127,000      856,520
   Due 03-01-32(c)(d)
AMR Corporation 6.250%                       570,000      659,775
   Due 10-15-14
Bank of America (LOW) 1.000%                 280,000      273,364
   Due 06-30-15
Beckman Coulter, Inc. 2.500%                 453,000      507,948
   Due 12-15-36
Best Buy Co. 2.250%                        1,200,000    1,339,500
   Due 01-15-22(d)
Capital Source, Inc.                          800,000     779,000
   7.250% Due 07-15-37
Carnival Corporation                       1,720,000    1,846,248
   2.000% Due 04-15-21 (d)
Cell Therapeutic, Inc.                     1,500,000    1,387,500
   4.000% Due 07-01-10
Cephalon Inc. 2.500%                       1,050,000    1,215,375
   Due 05-01-14
Chemed Corporation                         1,000,000      913,750
   1.875% Due 05-15-14
Chesapeake Energy Corporation              1,790,000    1,461,087
   2.500% Due 05-15-37
Danaher Corporation                        1,565,000    1,816,527
   0.000% Due 01-22-21 (c)(d)
Dominion Resources Inc.                      500,000      586,250
   2.125% Due 12-15-23
EMC Corporation B                          1,450,000    1,814,312
   1.750% Due 12-01-13
Enpro Industries, Inc.                     1,150,000    1,243,438
   3.937% Due 10-15-15
Exterran Holdings, Inc.                      700,000      868,420
   4.250% Due 06-15-14 (d)
International Game Technology(144A)        1,190,000    1,417,587
   3.250% Due 05-01-14(b)(d)
Johnson & Johnson                          1,800,000    1,703,340
   0.000% Due 07-28-20 (c)(d)
Level Three Communications, Inc.           1,300,000    1,556,750
   7.000% Due 03-15-15
Liberty Media (TWX)                        1,500,000    1,601,250
   3.125% Due 03-30-23 (d)
Liberty Media (VIA/B)                      1,740,000    1,094,808
   3.250% Due 03-15-31
Lifetime Brands, Inc.                        920,000      867,100
   4.750% Due 07-15-11
Medtronic, Inc.- B                         1,150,000    1,219,000
   1.625% Due 04-15-13 (d)
Morgan Stanley (LOW)                         410,000      405,675
   1.100% Due 06-24-15
Newmont Mining Corporation - A               730,000      938,999
   1.250% Due 07-15-14 (d)
ProLogis                                     530,000      533,644
   3.250% Due 03-15-15
Quanta Services, Inc.                        600,000      615,000
   3.750% Due 04-30-26
Rayonier, Inc.(144A)                         140,000      165,900
   4.500% Due 08-15-15 (b)
Rite Aid Corporation                   	     250,000      255,000
   8.500% Due 05-15-15
School Specialty, Inc.                       300,000      283,875
   3.750% Due 11-30-26
Sybase, Inc.(144A)                           275,000      330,000
   3.500% Due 08-15-29 (b)
Symantec Corporation                       1,500,000    1,599,375
   1.000% Due 06-15-13
Toreador Resources Corporation (144A)      1,150,000    1,201,750
  8.000% Due 10-01-25 (b)
US Airways Group, Inc.                     1,975,000    1,965,125
   7.000% Due 09-30-20
Virgin Media, Inc.                           500,000      615,000
   6.500% Due 11-15-16
Western Refining, Inc.                       500,000      404,375
   5.750% Due 06-15-14

        Total United States                            37,636,255

Total Convertible Bonds (cost - $38,663,028)           41,708,410

CONVERTIBLE BOND UNITS - 2%
UNITED STATES - 2%
Ashland Inc. 6.500%                            1,720   1,333,000
  Due 06-30-29

        Total Convertible Bond Units(cost $1,300,485)  1,333,000

CORPORATE BONDS - 2%
United States - 2%
FiberTower Corporation
   9.000% Due 01-01-16                       994,449     830,365

Total Corporate Bonds(cost $771,020)                     830,365

COMMON STOCK - 6%
Ireland - 0%
Babcock & Brown Air, Ltd.                     13,100     135,454

India - 2%
Vendanta Resources - Reg S GDR                38,593     984,121



UNITED STATES - 4%
Durect Corporation (c)                       403,150    1,213,482
Dune Energy (c)                              224,487       49,679
FiberTower Corporation (c)                   263,907    1,227,168

      Total United States                               2,490,329

      Total Common Stock (cost $4,996,317)              3,609,904


PREFERRED STOCK - 0%
GREAT BRITAIN - 0%
PTV Inc. (c)                                     594          48

      Total Preferred Stock(cost $2,953)                      48


WARRANTS - 5%
UNITED STATES - 5%
Ford Motor Company
    strike price $9.20, expire 01-01-13 (c)  123,000      595,320
JPMorgan Chase & Company,
    strike price $42.42,expire 10-28-18 (c)  100,000    1,537,000
Mirant(Series A),strike price $21.87,         28,100        2,810
    Expire 01-03-11 (c)
Mirant(Series B),strike price $20.54,         65,200        7,824
    Expire 01-03-11 (c)
Raytheon Company,strike price $37.50,         52,500    1,038,765
    Expire 06-16-11 (c)

      Total Warrants(cost $2,967,905)                   3,181,719

Other Investment Securities - 7%
UNITED STATES - 7%
    Metromedia Int'l Group, Inc.              80,000   4,273,600
       appraisal rights (e)

      Total Other (cost $629,451)                      4,273,600


TOTAL INVESTMENT SECURITIES (cost - $61,739,127)       65,164,121

INVESTMENT SECURITIES SOLD SHORT (4%)
COMMON STOCK - (4%)
   UNITED STATES - (4%)
   JP Morgan Chase and Company (d)           (56,047) (2,508,103)

        Total Common Stock (proceeds $2,576,779)      (2,508,103)


OTHER ASSETS LESS LIABILITIES - (5)%                  (2,761,870)
NET ASSETS - 100%                                     $59,894,148


(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.

(e) Represents a judgement claim as a result of an appraisal action in the Delaware Court of Chancery.
    See note 8 to notes to financial statements.

    Percentages are based upon the fair value as a percent of net assets as of March 31, 2010.


Valuation of Measurements- Financial Accounting Standards Board
(FASB) Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures,defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements and is effective for the Fund's current fiscal year.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investment securities as of March 31, 2010:

                            Level1       Level2      Level3      Total
Convertible Preferred
   Stock                  $637,035   9,590,040           0 $10,227,075
Convertible Bonds                0  41,708,410           0  41,708,410
Convertible Bond Units           0   1,333,000           0   1,333,000
Corporate Bonds                  0     830,365           0     830,365
Common Stock             2,625,782     984,122           0   3,609,904
Preferred Stock                  0          48           0          48
Warrants                 3,181,719           0           0   3,181,719
Other Investment
   Securities                    0           0   4,273,600   4,273,600

Total investment
   securities           $6,444,536 $54,445,985  $4,273,600 $65,164,121



                            Level1      Level2      Level3      Total

Common Stock             $2,508,103          0           0 $2,508,103

Total investment
 securities sold short  $2,508,103          $0          $0 $2,508,103



The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
                                                        Other
                                                      Investment
                                                      Securities

Balance as of December 31, 2009                      $ 4,459,200
Unrealized loss                                         (185,600)
Purchases                                                      0
Sales                                                          0
Transfers in and/or out of Level 3                             0

Balance as of March 31, 2010                         $ 4,273,600

Ending balance
The amount of total gains or loses for the period
included in net assets attributable to the change in
unrealized gains or losses related to assets still
held at the reporting date                           $  (185,600)


(concluded)